Litigation Case (Details) ₩ in Millions	Dec. 31, 2018 KRW (₩) ₩ / shares	Dec. 31, 2017 KRW (₩) ₩ / shares
As the defendant
Litigation Case [Line Items]
Number of cases | ₩ / shares	570	565
Claim amount | ₩	₩ 673,882	₩ 477,719
As the plaintiff
Litigation Case [Line Items]
Number of cases | ₩ / shares	174	185
Claim amount | ₩	₩ 793,491	₩ 690,934